2 SIGNIFICANT ACCOUNTING POLICIES: Equipment (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Equipment	Equipment Equipment are recorded at cost and depreciated over their estimated useful lives as follows:

Office equipment	3-5 years	Straight-line
Computer equipment	3-5 years	Straight-line